Capital Structure - Common Stock (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended
	Apr. 15, 2014	Mar. 18, 2013	Jul. 18, 2012	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Jun. 12, 2012	May 12, 2014	Apr. 11, 2011	May 19, 2010
Class Of Stock [Line Items]
Capital stock shares authorized										500,000,000	100
Common stock shares authorized										475,000,000
Common stock par value										$ 0.01
Issuance of common shares		4,000,000	4,285,715
Common stock offering price		$ 5.25	$ 7
Proceeds from issuance of shares, net of underwriting discounts and commissions		$ 20,055,000	$ 28,539,005
Proceeds from issuance of units including amounts allocated to warrant liability	10,753,000
Amount allocated to warrant liability	1,550,000
Other offering expenses	197,410
Share buyback program - authorized amount									$ 5,000,000
Non-vested shares cancelled				1,000
Capital Stock
Class Of Stock [Line Items]
Capital stock shares surrendered after IPO					100
Common Stock
Class Of Stock [Line Items]
Common stock shares authorized				475,000,000		475,000,000
Common stock par value				0.01		$ 0.01
Units issued	5,000,000
Shares issued under the Equity Incentive Plan				340,000		365,000	324,000
Common stock shares outstanding				31,130,715		25,291,715	20,926,715
Neige International Inc.
Class Of Stock [Line Items]
Units issued	500,000							1,333,333